CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash		$ 258,000	$ 1,398,000
Prepaid expenses and other current assets		2,906,000	2,673,000
Total current assets		13,009,000	12,890,000
Total assets		16,428,000	16,476,000
Current Liabilities:
Due to related party		72,000	104,000
Total current liabilities		114,801,000	81,906,000
Promissory note - related party		108,000	76,000
Total liabilities		131,865,000	111,405,000
Commitments and contingencies (Note 5)
Stockholders' deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, par value $0.001 per share, 200,000,000 shares authorized; 129,395,774 and 127,760,265 shares issued and outstanding as of December 31, 2023 and 2022, respectively	[1]	3,000
Additional paid-in capital		435,626,000	433,990,000
Accumulated deficit		(549,654,000)	(527,185,000)
Total stockholders' deficit	[1]	(115,437,000)	(94,929,000)
Total liabilities and stockholders' deficit		16,428,000	16,476,000
CONCORD ACQUISITION CORP III
Current Assets:
Cash		16,371	521,149
Expense reimbursement receivable from GCT		296,441	0
Prepaid expenses and other current assets		6,418	331,453
Total current assets		319,230	852,602
Marketable securities and cash held in trust account		42,406,594	356,190,233
Total assets		42,725,824	357,042,835
Current Liabilities:
Due to related party		$ 100,920	$ 10,024
Other Liability, Current, Related Party, Type [Extensible Enumeration]		Related Party	Related Party
Accrued income taxes			$ 485,207
Accrued legal expense		$ 1,243,000	2,000
Accrued capital markets advisory expense		2,500,000
Other accounts payable and accrued expenses		275,271	77,569
Excise tax payable		3,184,272
Total current liabilities		7,303,463	574,800
Warrant liability, at fair value		2,383,000	$ 1,812,200
Promissory note - related party		$ 35,000
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]		Related Party	Related Party
Sponsor loans, at fair value			$ 1,000,000
Deferred underwriters' commission		$ 5,083,575	12,075,000
Total liabilities		14,805,038	15,462,000
Commitments and contingencies (Note 5)
Common stock subject to possible redemption, 3,941,361 and 34,500,000 shares at redemption value of $10.76 and $10.31 at December 31, 2023 and 2022, respectively		42,411,740	355,643,935
Stockholders' deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit		(14,491,817)	(14,063,963)
Total stockholders' deficit		(14,490,954)	(14,063,100)
Total liabilities and stockholders' deficit		42,725,824	357,042,835
CONCORD ACQUISITION CORP III | Class A common stock
Stockholders' deficit:
Common stock, par value $0.001 per share, 200,000,000 shares authorized; 129,395,774 and 127,760,265 shares issued and outstanding as of December 31, 2023 and 2022, respectively		863	0
CONCORD ACQUISITION CORP III | Class A common stock subject to possible redemption
Current Liabilities:
Common stock subject to possible redemption, 3,941,361 and 34,500,000 shares at redemption value of $10.76 and $10.31 at December 31, 2023 and 2022, respectively		$ 42,411,740	355,643,935
CONCORD ACQUISITION CORP III | Class B common stock
Stockholders' deficit:
Common stock, par value $0.001 per share, 200,000,000 shares authorized; 129,395,774 and 127,760,265 shares issued and outstanding as of December 31, 2023 and 2022, respectively			$ 863

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined in the Notes to the Unaudited Condensed Consolidated Financial Statements.)